Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 10, 2016
Registrant Name	BLUEPOINT INVESTMENT SERIES TRUST
Central Index Key	0001553965
Amendment Flag	false
Document Creation Date	Mar. 10, 2016
Document Effective Date	Mar. 10, 2016
Prospectus Date	Jan. 28, 2016